                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 24F-2

                       ANNUAL NOTICE OF SECURITIES SOLD
                            PURSUANT TO  RULE 24F-2

            Read instructions at end of Form before preparing Form.
                             Please print or type.

1.   Name and address of issuer:

          RUSSELL INSURANCE FUNDS
          909 A STREET
          TACOMA, WA 98402

2. Name of each series or class of securities for which this Form is filed (leave this item blank if the Form is being filed for all series and classes of securities of the issuer):

          Multi-Style Equity Fund
          Aggressive Equity Fund
          Core Bond Fund
          Non-US Fund

3.   Investment Company Act File Number:  811-5371

     Securities Act File Number:    33-18030

4(a).  Last day of fiscal year for which this Form is filed:

                       12/31/98

4(b).  [ ]  Check box if this Form is being filed late (i.e., more than 90 days
       after the end of the issuer's fiscal year).    N/A

       Note: If the Form is being filed more than 90 days after the end of the issuer's fiscal year, interest must be paid on the registration fee due.

4(c).  [ ]  Check box if this is the last time the issuer will be filing this
       Form.   N/A


5.   Calculation of registration fee:

(i)          Aggregate sale price of securities
             sold during the fiscal year
             pursuant to section 24(f):                             $   92,335,749
             (see attached Exhibit A)                               --------------


(ii)         Aggregate price of securities
             redeemed or repurchased during the
             fiscal year: (see attached Exhibit A)       ($    6,406,120)
                                                          --------------

(iii)        Aggregate price of securities
             redeemed or repurchased during any
             prior fiscal year ending no
             earlier than October 11, 1995 that
             were not previously used to reduce
             registration fees payable to the
             Commission:                                  $       0
                                                          --------------

(iv)         Total available redemption credits
             [add Items 5(ii) and 5(iii)]:
                                                          $       0
                                                          --------------
(v)          Net sales -- if Item 5(i) is
             greater than Item 5(iv) [subtract
             Item 5(iv) from Item 5(i)]:                  $   85,929,629
                                                          --------------

(vi)         Redemption credits available for
             use in future years -- if Item
             5(i) is less than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)         ($       0     )
                                                         --------------

(vii)        Multiplier for determining
             registration fee (See Instruction
             C.9):                                        x      .000278
                                                         ---------------

(viii)       Registration fee due [multiply
             Item 5(v) by Item 5(vii)] (enter
             "0" if no fee is due):                      =$    23,888.44
                                                          ==============


6.   Prepaid Shares

     If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see instruction D):

                                                           +$     0
                                                            -------------

8. Total amount of the registration fee due plus any interest due [Item 5(vii) plus Item 7]:

                                                                     $ 23,888.44
                                                                      ==========

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 4, 1999

     Account Number:  0000824036

     Method of Delivery:

     X    Wire transfer
    [ ]   Mail or other means

                                  SIGNATURES

     This Form has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title)*   /s/ Rick Chase, Assistant Treasurer
                                 -----------------------------------
                                 Rick Chase, Assistant Treasurer

     Dated:  March  5, 1999
     ----------------------

  *  Please print the name and title of the signing officer below the signature.

                               24f-2 File 12/98


EXHIBIT A


AGGREGATE SALE PRICE OF SECURITIES SOLD

                                         SALE PRICE OF                                            AGGREGATE PRICE
FUND                  NUMBER OF SHARES  SECURITIES SOLD   NUMBER OF SHARES   DOLLARS REINVESTED  OF SECURITIES SOLD
                                              (A)                                   (B)             [(A)+(B)]
Multi Style Equity        2,867,999      $40,821,643.41         63,764          $  857,762.55       $41,679,405.96
Aggressive Equity           818,370      $10,356,016.24         87,768          $1,133,444.07       $11,489,460.31
Core Bond                 2,300,387      $24,196,485.97         80,458          $  848,569.45       $25,045,055.42
Non-U.S.                  1,311,652      $13,933,668.26         17,903          $  188,159.40       $14,121,827.66

                          7,298,409      $89,307,813.88        249,894          $3,027,935.47       $92,335,749.35
                                                                                                    ==============



AGGREGATE PRICE OF SECURITIES REDEEMED

FUND                                            AGGREGATE PRICE
                          NUMBER OF SHARES  OF SECURITIES REDEEMED
Multi-Style Equity           (162,445)          $(2,378,163.74)
Aggressive Equity            (111,078)          $(1,344,901.91)
Core Bond                    (170,785)          $(1,792,203.02)
Non-U.S.                      (83,898)             (890,851.28)

                             (527,706)          $(6,406,119.95)
                                                ===============